13. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 127,000	$ 99,000